CAPITAL STOCK (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Disclosure of detailed information about number and weighted average exercise prices of share options [Table Text Block]
	Number	Weighted Average Exercise Price
Balance as at December 31, 2019	6,714,700	$1.30
Granted	1,645,500	2.62
Exercised	(1,967,800)	1.10
Forfeited	(10,000)	1.70
Balance as at December 31, 2020	6,382,400	$1.70
Granted	1,801,500	3.98
Exercised	(1,055,400)	1.33
Forfeited	(20,000)	3.96
Balance as at December 31, 2021	7,108,500	2.33
Number of options exercisable as at December 31, 2021	7,098,500	$2.32

Disclosure of detailed information about exercise prices of outstanding share options [Table Text Block]
Date Granted	Number of Options	Exercisable	Exercise Price $	Expiry Date
August 28, 2017	1,045,000	1,045,000	1.20	August 28, 2022
July 10, 2018	1,289,000	1,289,000	1.30	July 10, 2023
November 28, 2018	10,000	10,000	1.57	November 28, 2023
December 14, 2018	20,000	20,000	1.42	December 14, 2023
June 6, 2019	1,375,000	1,375,000	1.70	June 6, 2024
November 18, 2019	30,000	30,000	1.80	November 18, 2024
January 21, 2020	60,000	60,000	2.22	January 21, 2025
April 22, 2020	20,000	20,000	2.50	April 22, 2025
June 10, 2020	1,444,000	1,444,000	2.62	June 10, 2025
October 5, 2020	29,000	29,000	3.50	October 5, 2025
May 6, 2021*	1,241,500	1,231,500	4.11	May 6, 2026
May 12, 2021	15,000	15,000	4.28	May 12, 2026
June 21, 2021	20,000	20,000	3.67	June 21, 2026
August 19, 2021	500,000	500,000	3.66	August 19, 2026
September 8, 2021	10,000	10,000	3.51	September 8, 2026

Total	7,108,500	7,098,500

* Includes options granted for investor relations services that vest 25% every 4 months from the date of grant.

Disclosure of detailed information about restricted share units [Table Text Block]
Number
Balance as at December 31, 2019	958,500
Vested	(312,500)
Granted	430,000
Balance as at December 31, 2020	1,076,000
Vested	(326,500)
Granted	470,000
Balance as at December 31, 2021	1,219,500

Disclosure of detailed information about restricted share units outstanding [Table Text Block]
Evaluation Date	December 31, 2020	Granted	Vested	Expired/Cancelled	December 31, 2021
December 31, 2020*	312,500	-	(312,500)	-	-
December 31, 2021**	312,500	-	-	-	312,500
November 18, 2022	21,000	-	(14,000)	-	7,000
December 31, 2022	430,000	-	-	-	430,000
December 31, 2023	-	470,000	-	-	470,000
Total	1,076,000	470,000	(326,500)	-	1,219,500

*Based on the achievement of performance as evaluated by the Compensation Committee, it was ascertained that 312,500 RSU's with an evaluation date of December 31, 2020 had vested during the year ended December 31, 2021 based on preset performance criteria previously established on the grant date.

**Subsequent to the year ended December 31, 2021 it was ascertained that 234,750 RSU's with an evaluation date of December 31, 2021 had vested based on preset performance criteria previously established on the grant date.

Disclosure of detailed information about warrants, activity [Table Text Block]
	Number	Weighted Average Exercise Price
Balance as at December 31, 2019 and 2020	-	$-
Issued	3,399,280	3.98
Balance as at December 31, 2021	3,399,280	$3.98

Disclosure of detailed information of warrants outstanding [Table Text Block]
Date Issued	Number of Warrants	Exercisable	Exercise Price $	Expiry Date
November 5, 2021	148,082	148,082	3.50	November 7, 2022
November 16, 2021	1,200	1,200	3.50	November 17, 2022
November 5, 2021	3,249,998	3,249,998	4.00	November 5, 2023
Total	3,399,280	3,399,280

Disclosure of detailed information about share-based payment arrangements [Table Text Block]
Year ended December 31, 2021	General and Administrative Expenses	Project and Royalty Generation Costs	Total
Fair value of stock options vested	$1,759	$1,510	$3,269
RSU's vested	1,611	-	1,611
RSU's settled in cash	309	27	336
	$3,679	$1,537	$5,216
Year ended December 31, 2020	General and Administrative Expenses	Project and Royalty Generation Costs	Total
Fair value of stock options vested	$1,241	$979	$2,220
RSU's vested	695	-	695
RSU's settled in cash	58	148	206
	$1,994	$1,127	$3,121

Disclosure of detailed information about options, valuation assumptions [Table Text Block]
	Year ended	Year ended
	December 31, 2021	December 31, 2020
Risk free interest rate	0.88%	0.42%
Expected life (years)	5	5
Expected volatility	53.3%	61.7%
Dividend yield	0%	0%